SHARE-BASED COMPENSATION - Summary of Share-Based Compensation Arrangements by Share-based Payment Award (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Number of options Outstanding	14,080,996
Number of options Granted	474,344
Number of options Exercised	631,970
Number of options Forfeited	396,135
Number of options Expired	197,799
Number of options Outstanding at End	13,329,436	14,080,996
Number of options Exercisable	10,580,281
Weighted- average exercise price,Outstanding	$ 5.24
Weighted- average exercise price Granted	3.95
Weighted- average exercise price Exercised	0.72
Weighted- average exercise price Forfeited	5.41
Weighted- average exercise price Expired	7.38
Weighted- average exercise price Outstanding at End	5.38	$ 5.24
Weighted- average exercise price Exercisable	$ 5.35
Weighted- average remaining contractual term Outstanding	5 years 25 days	6 years
Weighted- average remaining contractual term Outstanding at End	5 years 25 days	6 years
Weighted- average remaining contractual term Exercisable	4 years 11 months 19 days
Aggregate intrinsic value, Outstanding	$ 19,724
Aggregate intrinsic value, Exercised	1,444
Aggregate intrinsic value, Outstanding at End	9,584	$ 19,724
Aggregate intrinsic value Exercisable	$ 8,954